Schedule of Investments (unaudited) April 30, 2020	iShares® China Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 28.9%
Agricultural Bank of China Ltd., Class H	236,098,000	$96,920,432
Bank of China Ltd., Class H	426,068,000	159,345,865
Bank of Communications Co. Ltd., Class H(a)(b)	55,885,200	34,623,211
China CITIC Bank Corp. Ltd., Class H	71,532,000	34,138,545
China Construction Bank Corp., Class H	438,228,320	348,757,013
China Everbright Bank Co. Ltd., Class H	23,891,000	9,897,731
China Merchants Bank Co. Ltd., Class H	29,066,438	135,974,060
China Minsheng Banking Corp. Ltd., Class H	48,950,600	35,751,268
Industrial & Commercial Bank of China Ltd., Class H	426,556,995	283,069,524
Postal Savings Bank of China Co. Ltd., Class H(a)	71,965,000	42,138,562

		1,180,616,211

Capital Markets — 1.7%
CITIC Securities Co. Ltd., Class H	17,501,500	32,969,495
CSC Financial Co. Ltd., Class H	6,946,500	6,263,030
Guotai Junan Securities Co. Ltd., Class H(a)	5,799,000	8,149,346
Huatai Securities Co. Ltd., Class H(a)	13,203,800	21,481,613

		68,863,484

Communications Equipment — 0.4%
ZTE Corp., Class H(c)	5,802,800	16,221,687

Construction & Engineering — 1.3%
China Communications Construction Co. Ltd., Class H	34,006,000	22,224,313
China Railway Construction Corp. Ltd., Class H	14,497,500	15,517,347
China Railway Group Ltd., Class H	29,383,000	17,241,994

		54,983,654

Construction Materials — 1.7%
Anhui Conch Cement Co. Ltd., Class H	9,090,000	69,823,104

Diversified Telecommunication Services — 3.5%
China Telecom Corp. Ltd., Class H	106,612,000	35,844,521
China Tower Corp. Ltd., Class H(a)	358,396,000	78,526,788
China Unicom Hong Kong Ltd.	45,426,000	28,658,117

		143,029,426

Gas Utilities — 1.8%
China Gas Holdings Ltd.	20,041,000	72,301,856

Hotels, Restaurants & Leisure — 0.3%
Haidilao International Holding Ltd.(a)(d)	2,739,000	11,640,489

Independent Power and Renewable Electricity Producers — 0.5%
CGN Power Co. Ltd., Class H(a)	85,745,000	20,946,717

Industrial Conglomerates — 0.9%
CITIC Ltd.	37,695,000	38,305,639

Insurance — 14.2%
China Life Insurance Co. Ltd., Class H	57,161,000	119,053,113
China Pacific Insurance Group Co. Ltd., Class H(d)	19,821,800	64,147,782
New China Life Insurance Co. Ltd., Class H	6,701,900	22,701,557
People’s Insurance Co. Group of China Ltd. (The), Class H	62,995,000	20,148,616
PICC Property & Casualty Co. Ltd., Class H	51,689,550	48,361,192
Ping An Insurance Group Co. of China Ltd., Class H	30,506,500	306,165,420

		580,577,680

Interactive Media & Services — 9.8%
Tencent Holdings Ltd.	7,612,500	399,731,885

Internet & Direct Marketing Retail — 5.3%
Meituan Dianping, Class B(c)	16,652,700	217,664,420

Security	Shares	Value

Life Sciences Tools & Services — 0.4%
WuXi AppTec Co. Ltd., Class H(a)	1,119,900	$15,441,831

Machinery — 0.4%
CRRC Corp. Ltd., Class H	30,926,450	16,005,798

Oil, Gas & Consumable Fuels — 8.2%
China Petroleum & Chemical Corp., Class H	195,968,600	96,733,742
China Shenhua Energy Co. Ltd., Class H	26,107,500	45,565,270
CNOOC Ltd.	121,980,000	135,015,284
PetroChina Co. Ltd., Class H	159,814,000	56,146,729

		333,461,025

Real Estate Management & Development — 9.6%
China Evergrande Group(d)	16,516,000	28,617,305
China Overseas Land & Investment Ltd.	29,454,000	105,519,320
China Resources Land Ltd.	21,161,333	84,737,486
China Vanke Co. Ltd., Class H	12,119,800	39,375,002
Country Garden Holdings Co. Ltd.(d)	56,501,000	71,076,667
Longfor Group Holdings Ltd.(a)	13,224,500	65,361,853

		394,687,633

Technology Hardware, Storage & Peripherals — 2.6%
Xiaomi Corp., Class B(a)(c)(d)	82,553,800	106,033,396

Textiles, Apparel & Luxury Goods — 3.4%
ANTA Sports Products Ltd.	9,193,000	75,765,648
Shenzhou International Group Holdings Ltd.(d)	5,514,700	62,741,584

		138,507,232

Wireless Telecommunication Services — 5.0%
China Mobile Ltd.	26,261,500	206,517,758

Total Common Stocks — 99.9% (Cost: $4,442,419,704)		4,085,360,925

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(e)(f)(g)	128,955,432	129,097,283
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(e)(f)	2,862,000	2,862,000

		131,959,283

Total Short-Term Investments — 3.2% (Cost: $131,803,718)		131,959,283

Total Investments in Securities — 103.1% (Cost: $4,574,223,422)		4,217,320,208

Other Assets, Less Liabilities — (3.1)%		(128,112,567)

Net Assets — 100.0%		$4,089,207,641

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® China Large-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	250,043,383	(121,087,951)	128,955,432	$129,097,283	$1,171,734	(b)	$(2,609)	$107,991
BlackRock Cash Funds: Treasury, SL Agency Shares	2,911,000	(49,000)	2,862,000	2,862,000	31,429		—	—

				$131,959,283	$1,203,163		$(2,609)	$107,991

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng China Enterprises Index	55	05/28/20	$3,541	$128,527

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$4,085,360,925	$—	$4,085,360,925
Money Market Funds	131,959,283	—	—	131,959,283

	$131,959,283	$4,085,360,925	$—	$4,217,320,208

Derivative financial instruments(a)
Assets
Futures Contracts	$128,527	$—	$—	$128,527

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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